Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Shareholders' Equity [Abstract]
Schedule of Compensation Costs Charged Against Income for the 2011 Share Incentive Plan	The compensation costs charged against income for the 2011 Share Incentive Plan were comprised as follows:
	Years Ended December 31,
	2 0 2 3	2 0 2 2	2 0 2 1
	U.S. dollars in thousands

Cost of revenues	$60	$63	$49
Research and development expenses	180	159	90
Selling and marketing expenses	3	1	4
General and administrative expenses	38	35	28
	$281	$258	$171

Schedule of Status of the 2011 Share Incentive Plan	The following is a summary of the status of the 2011 Share Incentive Plan as of December 31, 2023, 2022 and 2021, and changes during the years ended on those dates:
	Years Ended December 31,
	2 0 2 3		2 0 2 2		2 0 2 1
	Number	Weighted average exercise price	Number	Weighted average exercise price	Number	Weighted average exercise price

Options outstanding at the beginning of year	452,500	$0.003	269,500	$0.003	266,500	$0.003
Changes during year:
Granted (a)	132,000	$0.003	304,000	$0.003	172,000	$0.003
Exercised	(60,500)	$0.003	(67,000)	$0.003	(71,500)	$0.003
Forfeited	(15,000)	$0.003	(54,000)	$0.003	(96,500)	$0.003
Expired	(8,000)	$0.003	-	$0.003	(1,000)	$0.003
Options outstanding at the end of year	501,000	$0.003	452,500	$0.003	269,500	$0.003

Options exercisable at the end of year	30,000	$0.003	25,500	$0.003	30,000	$0.003

Weighted average grant date fair value of options granted during the year (b)		$1.28		$1.58		$1.79
(a)	In the years ended December 31, 2023 and 2022 and 2021, the options were granted with an exercise price equal to par value of NIS 0.01 ($0.003).
(b)	The fair value of each stock option granted is computed on the date of grant according to the Black-Scholes option pricing model with the following assumptions:

Schedule of Stock Option Granted is Computed on the Date of Grant According to the Black-Scholes Option Pricing Model	The fair value of each stock option granted is computed on the date of grant according to the Black-Scholes option pricing model with the following assumptions:
	Years Ended December 31,
	2 0 2 3	2 0 2 2	2 0 2 1

Dividend yield	10.48%	9.69%	8.73%
Expected volatility*	51%	30%	34%
Average risk-free interest rate	4.53%	1.99%	0.81%
Expected average term - in years	3.88	3.88	3.88
*	Volatility is based on the historical volatility of the Company’s share price for periods matching the expected term of the option until exercise.

Schedule of Information about Options Outstanding and Exercisable	The following table summarizes information about options outstanding and exercisable as of December 31, 2023:
	Options Outstanding			Options Exercisable
	Number	Weighted		Number	Weighted
	outstanding	average	Weighted	exercisable	average	Weighted
Range of	at	remaining	average	at	remaining	average
exercise	December 31,	contractual	exercise	December 31,	contractual	exercise
prices	2 0 2 3	life	price	2 0 2 3	life	price
		Years			Years

$0.003	501,000	3.27	$0.003	30,000	1.45	$0.003